UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      X ; Amendment Number:   1
  This Amendment (Check only one.)  __  is a restatement.
                                     X  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Atherton Lane Advisers, LLC
Address: 3000 Sand Hill Road, Bldg. 1, Suite 170
         Menlo Park, CA 94025

Form 13F File Number:   28-11768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William McDonnell
Title:  Chief Compliance Officer
Phone:  (650) 233-1200

Signature, Place and Date of Signing:



William McDonnell             Menlo Park, CA          __________, 2009

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                1

Form 13F Information Table Value Total:         33,470 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

NAME OF ISSUER          TITLE OF            VALUE                SH/   PUT/  INV.     OTHER
                        CLASS    CUSIP      X1000     SHARES     PRN   CALL  DISC.    MGR          VOTING AUTH
                                                                                             SOLE        SHR    NONE

Pimco High Income Fund  COM SHS  722014107  33,470    6,009,004  SH          Sole            6,009,004
